Long-term debt (Details) (Total LTD) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Debt instrument principal outstanding balance	CAD 11,330	CAD 9,266
Net unamortized discount and debt issuance costs	(903)	(894)
Total	10,427	8,372
Less: Current portion of long-term debt	1,442	544
Total long-term debt	CAD 8,985	7,828
USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 6,680	$ 6,873
Commercial paper [Member]
Debt Instrument [Line Items]
Term of Issuance	90 days
Debt instrument principal outstanding balance	CAD 458	0
Commercial paper [Member] | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			331	0
Debt instrument principal outstanding balance | $			331
Accounts receivable securitization [Member]
Debt Instrument [Line Items]
Maturity Date of Long-term debt	Feb. 01, 2018
Debt instrument principal outstanding balance	CAD 0	50
Capital leases obligations
Debt Instrument [Line Items]
Debt instrument principal outstanding balance	522	670
Total	522
Capital leases obligations | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			274	448
Total notes and debentures [Member]
Debt Instrument [Line Items]
Debt instrument principal outstanding balance	CAD 10,350	8,546
Total notes and debentures [Member] | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			6,075	$ 6,425
Canadian National series, 2-year floating rate notes
Debt Instrument [Line Items]
Term of Issuance	2 years
Maturity Date of Long-term debt	Nov. 06, 2015
Debt instrument principal outstanding balance	CAD 0	406
Canadian National series, 2-year floating rate notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 350
Canadian National series, 5.80% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.80%		5.80%
Term of Issuance	10 years
Maturity Date of Long-term debt	Jun. 01, 2016
Debt instrument principal outstanding balance	CAD 346	290
Canadian National series, 5.80% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 1.45% 5-year notes
Debt Instrument [Line Items]
Interest rate	1.45%		1.45%
Term of Issuance	5 years
Maturity Date of Long-term debt	Dec. 15, 2016
Debt instrument principal outstanding balance	CAD 415	348
Canadian National series, 1.45% 5-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 300
Canadian National series, 3-year floating rate notes
Debt Instrument [Line Items]
Term of Issuance	3 years
Maturity Date of Long-term debt	Nov. 14, 2017
Debt instrument principal outstanding balance	CAD 346	CAD 290
Canadian National series, 3-year floating rate notes | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	0.53%	0.40%	0.53%	0.40%
Notes and debentures, other disclosures [Abstract]
Percentage points added to the three-month LIBOR	0.17%	0.17%
Canadian National series, 3-year floating rate notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 5.85% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.85%		5.85%
Term of Issuance	10 years
Maturity Date of Long-term debt	Nov. 15, 2017
Debt instrument principal outstanding balance	CAD 346	CAD 290
Canadian National series, 5.85% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 5.55% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.55%		5.55%
Term of Issuance	10 years
Maturity Date of Long-term debt	May 15, 2018
Debt instrument principal outstanding balance	CAD 450	377
Canadian National series, 5.55% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 325
Canadian National series, 6.80% 20-year notes
Debt Instrument [Line Items]
Interest rate	6.80%		6.80%
Term of Issuance	20 years
Maturity Date of Long-term debt	Jul. 15, 2018
Debt instrument principal outstanding balance	CAD 277	232
Canadian National series, 6.80% 20-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 200
Canadian National series, 5.55% 10-year notes
Debt Instrument [Line Items]
Interest rate	5.55%		5.55%
Term of Issuance	10 years
Maturity Date of Long-term debt	Mar. 01, 2019
Debt instrument principal outstanding balance	CAD 761	638
Canadian National series, 5.55% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 550
Canadian National series, 2.75% 7-year notes
Debt Instrument [Line Items]
Interest rate	2.75%		2.75%
Term of Issuance	7 years
Maturity Date of Long-term debt	Feb. 18, 2021
Debt instrument principal outstanding balance	CAD 250	250
Canadian National series, 2.85% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.85%		2.85%
Term of Issuance	10 years
Maturity Date of Long-term debt	Dec. 15, 2021
Debt instrument principal outstanding balance	CAD 554	464
Canadian National series, 2.85% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 400
Canadian National series, 2.25% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.25%		2.25%
Term of Issuance	10 years
Maturity Date of Long-term debt	Nov. 15, 2022
Debt instrument principal outstanding balance	CAD 346	290
Canadian National series, 2.25% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 7.63% 30-year debentures
Debt Instrument [Line Items]
Interest rate	7.63%		7.63%
Term of Issuance	30 years
Maturity Date of Long-term debt	May 15, 2023
Debt instrument principal outstanding balance	CAD 208	174
Canadian National series, 7.63% 30-year debentures | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 150
Canadian National series, 2.95% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.95%		2.95%
Term of Issuance	10 years
Maturity Date of Long-term debt	Nov. 21, 2024
Debt instrument principal outstanding balance	CAD 484	406
Canadian National series, 2.95% 10-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 350
Canadian National series, 2.80% 10-year notes
Debt Instrument [Line Items]
Interest rate	2.80%		2.80%
Term of Issuance	10 years
Maturity Date of Long-term debt	Sep. 22, 2025
Debt instrument principal outstanding balance	CAD 350	0
Canadian National series, 6.90% 30-year notes
Debt Instrument [Line Items]
Interest rate	6.90%		6.90%
Term of Issuance	30 years
Maturity Date of Long-term debt	Jul. 15, 2028
Debt instrument principal outstanding balance	CAD 657	551
Canadian National series, 6.90% 30-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 475
Canadian National series, 7.38% 30-year debentures
Debt Instrument [Line Items]
Interest rate	7.38%		7.38%
Term of Issuance	30 years
Maturity Date of Long-term debt	Oct. 15, 2031
Debt instrument principal outstanding balance	CAD 277	232
Canadian National series, 7.38% 30-year debentures | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 200
Canadian National series, 6.25% 30-year notes
Debt Instrument [Line Items]
Interest rate	6.25%		6.25%
Term of Issuance	30 years
Maturity Date of Long-term debt	Aug. 01, 2034
Debt instrument principal outstanding balance	CAD 692	581
Canadian National series, 6.25% 30-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 500
Canadian National series, 6.20% 30-year notes
Debt Instrument [Line Items]
Interest rate	6.20%		6.20%
Term of Issuance	30 years
Maturity Date of Long-term debt	Jun. 01, 2036
Debt instrument principal outstanding balance	CAD 623	522
Canadian National series, 6.20% 30-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 450
Canadian National series, 6.71% Puttable Reset Securities PURS
Debt Instrument [Line Items]
Interest rate	6.71%		6.71%
Maturity Date of Long-term debt	Jul. 15, 2036
Debt instrument principal outstanding balance	CAD 346	290
Canadian National series, 6.71% Puttable Reset Securities PURS | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 6.38% 30-year debentures
Debt Instrument [Line Items]
Interest rate	6.38%		6.38%
Term of Issuance	30 years
Maturity Date of Long-term debt	Nov. 15, 2037
Debt instrument principal outstanding balance	CAD 415	348
Canadian National series, 6.38% 30-year debentures | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 300
Canadian National series, 3.50% 30-year notes
Debt Instrument [Line Items]
Interest rate	3.50%		3.50%
Term of Issuance	30 years
Maturity Date of Long-term debt	Nov. 15, 2042
Debt instrument principal outstanding balance	CAD 346	290
Canadian National series, 3.50% 30-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 4.50% 30-year notes
Debt Instrument [Line Items]
Interest rate	4.50%		4.50%
Term of Issuance	30 years
Maturity Date of Long-term debt	Nov. 07, 2043
Debt instrument principal outstanding balance	CAD 346	290
Canadian National series, 4.50% 30-year notes | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 250
Canadian National series, 3.95% 30-year notes
Debt Instrument [Line Items]
Interest rate	3.95%		3.95%
Term of Issuance	30 years
Maturity Date of Long-term debt	Sep. 22, 2045
Debt instrument principal outstanding balance	CAD 400	0
Canadian National series, 4.00% 50-year notes
Debt Instrument [Line Items]
Interest rate	4.00%		4.00%
Term of Issuance	50 years
Maturity Date of Long-term debt	Sep. 22, 2065
Debt instrument principal outstanding balance	CAD 100	0
llinois Central series, 100 year debentures
Debt Instrument [Line Items]
Interest rate	7.70%		7.70%
Term of Issuance	100 years
Maturity Date of Long-term debt	Sep. 15, 2096
Debt instrument principal outstanding balance	CAD 173	145
llinois Central series, 100 year debentures | USD
Debt Instrument [Line Items]
US dollar-denominated amount | $			$ 125
BC Rail series, non-interest bearing 90 year subordinated notes
Debt Instrument [Line Items]
Term of Issuance	90 years
Maturity Date of Long-term debt	Jul. 14, 2094
Debt instrument principal outstanding balance	CAD 842	842
Net unamortized discount and debt issuance costs	(832)	(833)
Notes and debentures, other disclosures [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note	CAD 10	CAD 9
Imputed interest rate on non-interest bearing 90 year subordinated note	5.75%	5.75%	5.75%	5.75%